American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

ULTRA(REG. SM) FUND

Supplement dated June 30, 2006 * Prospectus dated March 1, 2006

PORTFOLIO MANAGER BRUCE WIMBERLY LEFT AMERICAN CENTURY ON JUNE 30, 2006.

THE FOLLOWING IS ADDED AS THE SIXTH PARAGRAPH UNDER THE HEADING THE FUND
MANAGEMENT TEAM ON PAGE 11.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, joined the team that manages
Ultra in June 2006. He joined American Century in July 1996 and became a portfolio manager in 2000. He has a bachelor of business administration from
Southern Methodist University and an MBA from Wharton School of Business,
University of Pennsylvania. He is a CFA charterholder.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. TELFORD AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED AUGUST 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50405 0606

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES FUND

Supplement dated June 30, 2006 * Prospectus dated March 1, 2006

TOM TELFORD LEFT NEW OPPORTUNITIES' MANAGEMENT TEAM ON JUNE 30, 2006.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIFTH PARAGRAPH UNDER THE HEADING THE
FUND MANAGEMENT TEAM ON PAGE 9.

MATTHEW FERRETTI

Mr. Ferretti, Portfolio Manager, rejoined the team that manages New
Opportunities in June 2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select fund. He has a bachelor's degree from the University of
Notre Dame, a JD from Villanova University and an MBA from the University of
Texas. He is a CFA charterholder.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. FERRETTI AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED AUGUST 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50623 0606

American Century Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NEW OPPORTUNITIES II FUND

Supplement dated June 30, 2006 * Prospectus dated March 1, 2006

TOM TELFORD LEFT NEW OPPORTUNITIES II'S MANAGEMENT TEAM ON JUNE 30, 2006.

THE FOLLOWING PARAGRAPH IS INSERTED AS THE FIFTH PARAGRAPH UNDER THE HEADING THE
FUND MANAGEMENT TEAM ON PAGE 11.

MATTHEW FERRETTI

Mr. Ferretti, Portfolio Manager, rejoined the team that manages New
Opportunities II in June 2006. He joined American Century in July 2002 as an investment analyst for the fund. In May 2006, he became a senior investment analyst for the Select fund. He has a bachelor's degree from the University of
Notre Dame, a JD from Villanova University and an MBA from the University of
Texas. He is a CFA charterholder.

ADDITIONAL INFORMATION ABOUT THE OTHER ACCOUNTS MANAGED BY MR. FERRETTI AND HIS
OWNERSHIP OF FUND SECURITIES WILL BE AVAILABLE IN A STATEMENT OF ADDITIONAL
INFORMATION SUPPLEMENT DATED AUGUST 1, 2006.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-50624 0606